Investment Objectives and Goals - State Street SPDR Nasdaq MyPaycheck ETF	Nov. 12, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund SummaryState Street® SPDR® Nasdaq® MyPaycheck ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The State Street SPDR Nasdaq MyPaycheck ETF seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index comprising a diversified portfolio of exchange-traded products with exposure to multiple asset classes which is designed to support a monthly inflation-adjusted target payout strategy.